Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Information regarding stock-based awards outstanding

Grant Year	Plan	Number of Shares Granted	Grant Price	Type	Vesting Date	Number of Shares Cancelled	Number of Shares Vested
2009	LTIP	2,764,486	$16.550	Restricted Stock Units	March 2, 2012	448,475	—
2010	Omnibus	1,980,166	$26.620	Restricted Stock Units	March 1, 2013	353,655	—
2010	Omnibus	8,422	$27.655	Restricted Stock Units	March 1, 2013	5,704	—
2010	Omnibus	2,758	$29.425	Restricted Stock Units	March 1, 2013	—	—
2011	Omnibus	1,561,331	$33.990	Restricted Stock Units	March 1, 2014	102,474	—
2011	Omnibus	3,874	$39.590	Restricted Stock Units	March 1, 2014	—	—

Changes in restricted RAI common stock and restricted stock units

	Stock and Stock Units	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	4,845,861	$21.87
Granted	1,565,205	34.00
Forfeited	(544,032)	24.93
Vested	(456,305)	30.94

Outstanding at end of year	5,410,729	24.30

Compensation Expense Related To Stock Based Compensation And Related Tax Benefits

Grant/Type	2011	2010	2009
2006 restricted stock	$—	$—	$(2)
2007 restricted stock and performance shares	—	1	5
2008 restricted stock	1	5	5
2009 restricted stock units	12	16	14
2010 restricted stock units	12	15	—
2011 restricted stock units	13	—	—

Total compensation expense	$38	$37	$22

Total related tax benefits	$13	$13	$8

Amounts related to performance share grants, restricted stock grants, restricted stock units grant

	2011	2010
Other current liabilities	$15	$—
Other noncurrent liabilities	10	14
Paid-in capital	81	58

Changes in RAI's stock options

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	40,000	$17.45	485,468	$7.64	776,348	$7.38
Expired	—	—	(83,184)	6.63	—	—
Exercised	—	—	(362,284)	6.78	(290,880)	6.95

Outstanding at end of year	40,000	17.45	40,000	17.45	485,468	7.64

Exercisable at end of year	40,000	17.45	40,000	17.45	485,468	7.64

Cash proceeds related to stock options exercised and excess tax benefits related to stock-based compensation

	2011	2010	2009
Proceeds from exercise of stock options	$—	$2	$2
Excess tax benefits from stock-based compensation	1	2	2

Equity compensation plan information

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights		Weighted Average Exercise Price of Outstanding Options, Warrants and Rights	Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
	(a)		(b)	(c)
Equity Compensation Plans Approved by Security Holders	8,116,094	(2)	$—	33,357,923
Equity Compensation Plans Not Approved by Security Holders (1)	40,000		17.45	1,112,305

Total	8,156,094	(2)	17.45	34,470,228

(1)	The EIAP was approved by RJR’s sole shareholder, NGH, prior to RJR’s spin-off on June 15, 1999.

(2)

Consists of restricted stock units. These restricted stock units represent the maximum number, 150%, of shares to be awarded under the best-case targets that may not be achieved, and accordingly, may overstate expected dilution.